Note 18 - Earnings Per Share	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

18. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the six-month periods ended June 30, 2022 and 2023, amounted to $15,448.

	For the six-month period ended June 30,
	2022	2023
	Basic EPS	Basic EPS
Net income	$245,024	$216,258
Less: Net loss attributable to non-controlling interest in subsidiaries	-	3,997
Net income attributable to Costamare Inc.	245,024	220,255
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,448)
Net income available to common stockholders	229,576	204,807
Weighted average number of common shares, basic and diluted	124,228,628	122,560,175
Earnings per common share, basic and diluted	$1.85	$1.67